Income Taxes Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the period	$ 387	$ 408	$ 389
Increases for tax positions of prior years	28	9	2
Decreases for tax positions of prior years	(39)	(81)	(35)
Increases based on tax positions related to the current year	60	74	135
Decreases due to settlements with taxing authorities	(20)	(3)	(59)
Decreases due to lapse of statute of limitations	(10)	(10)	(24)
Reclassified to liabilities held for sale	0	(10)	0
Balance at the end of the period	$ 406	$ 387	$ 408